Basis of preparation, significant accounting policies, and future accounting changes (Tables)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Abstract]
Disclosure of consolidated financial statements of the Company and its subsidiaries [Table Text Block]

		December 31,			Accounting
Name	Property	2021	2020	Arrangement	Method
Largo Vanádio de Maracás S.A.	Maracás Menchen Mine (Brazil)	99.94%	99.94%	Subsidiary	Consolidation

Largo Mineração Campo Alegre de Lourdes Ltda.	Campo Alegre Project (Brazil)	100%	100%	Subsidiary	Consolidation

Largo Mineração Currais Novos Ltda.	Currais Novos Project (Brazil)	100%	100%	Subsidiary	Consolidation

Largo Tech Ltda.	N/A	100%	-%	Subsidiary	Consolidation

Largo Titânio Ltda.	N/A	100%	-%	Subsidiary	Consolidation

Largo Resources (Yukon) Ltd.	Northern Dancer Project (Canada)	100%	100%	Subsidiary	Consolidation

Largo Commodities Holding Ltd.	N/A	100%	100%	Subsidiary	Consolidation

Largo Commodities Trading Ltd.	N/A	100%	100%	Subsidiary	Consolidation

Largo Resources USA Inc.	N/A	100%	100%	Subsidiary	Consolidation

Largo Clean Energy Corp.	N/A	100%	100%	Subsidiary	Consolidation